Acquisitions and Dispositions - Intangible assets (Details) $ in Millions	Jun. 30, 2016 USD ($)
Certain intangible assets
Fair Value	$ 2,478
Customer relationships
Certain intangible assets
Fair Value	$ 2,437
Weighted-Average Estimated Useful Life (in Years)	17 years
Trademarks
Certain intangible assets
Fair Value	$ 41
Weighted-Average Estimated Useful Life (in Years)	3 years